Liability Related to Warrants - Summary of Reconciliation of Changes in Fair Value of Warrants (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Class Of Warrant Or Right [Line Items]
Warrants outstanding, beginning balance	$ 5,570,530	$ 10,462,000	$ 10,462,000	$ 10,462,137
Warrants issued during the period	7,126,957	0	7,585,314	18,119,998
Change in fair value			(1,572,299)
Warrants outstanding, ending balance	3,167,947	8,789,339	5,570,530	10,462,000
2020 Warrants
Class Of Warrant Or Right [Line Items]
Warrants outstanding, beginning balance	309,769	6,174,000	6,174,000
Change in fair value	(288,585)	(1,100,996)	(5,877,802)	(5,893,160)
Translation effect	(1,598)	93,052
Warrants outstanding, ending balance	19,586	5,166,056	309,769	6,174,000
2020 Warrants | Previously Reported [Member]
Class Of Warrant Or Right [Line Items]
Warrants outstanding, beginning balance	309,769	6,174,137	6,174,137
Warrants issued during the period				11,831,000
Change in fair value			(5,877,802)	(5,893,160)
Translation effect			13,434	236,297
Warrants outstanding, ending balance			309,769	6,174,137
2021 Warrants
Class Of Warrant Or Right [Line Items]
Warrants outstanding, beginning balance	306,704	4,288,000	4,288,000
Change in fair value	(284,062)	(728,334)	(3,990,948)	(1,976,093)
Translation effect	(8,985)	63,617
Warrants outstanding, ending balance	13,657	3,623,283	306,704	4,288,000
2021 Warrants | Previously Reported [Member]
Class Of Warrant Or Right [Line Items]
Warrants outstanding, beginning balance	306,704	4,288,000	4,288,000
Warrants issued during the period				6,288,998
Change in fair value			(3,990,948)	(1,976,093)
Translation effect			9,652	(24,905)
Warrants outstanding, ending balance			306,704	4,288,000
Series A Warrants
Class Of Warrant Or Right [Line Items]
Warrants outstanding, beginning balance	3,270,816	0	0
Warrants issued during the period	0	0
Change in fair value	(2,862,450)	0
Translation effect	(17,994)	0
Warrants outstanding, ending balance	390,372	0	3,270,816	0
Series A Warrants | Previously Reported [Member]
Class Of Warrant Or Right [Line Items]
Warrants outstanding, beginning balance	3,270,816
Warrants issued during the period			4,757,559
Change in fair value			(1,572,299)
Translation effect			85,556
Warrants outstanding, ending balance			3,270,816
Series B Warrants
Class Of Warrant Or Right [Line Items]
Warrants outstanding, beginning balance	1,683,241	0	0
Warrants issued during the period	0	0
Change in fair value	(1,608,960)	0
Translation effect	(7,900)	0
Warrants outstanding, ending balance	66,381	0	1,683,241	0
Series B Warrants | Previously Reported [Member]
Class Of Warrant Or Right [Line Items]
Warrants outstanding, beginning balance	1,683,241
Warrants issued during the period			2,827,755
Change in fair value			(1,192,267)
Translation effect			47,753
Warrants outstanding, ending balance			1,683,241
Series C Warrants
Class Of Warrant Or Right [Line Items]
Warrants outstanding, beginning balance	0	0	0
Warrants issued during the period	4,046,836	0
Change in fair value	(2,415,483)	0
Translation effect	17,379	0
Warrants outstanding, ending balance	1,648,732	0	0	0
Series D warrants
Class Of Warrant Or Right [Line Items]
Warrants outstanding, beginning balance	0	0	0
Warrants issued during the period	3,080,121	0
Change in fair value	(2,064,160)	0
Translation effect	13,258	0
Warrants outstanding, ending balance	$ 1,029,219	$ 0	$ 0	$ 0